Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill Allocated to Segments

Goodwill allocated to each of the company’s segments at December 31, 2011 and 2010 was:

	December 31,
In millions	2011	2010
Food & Beverage	$276	$267
Home, Health & Beauty	382	364
Specialty Chemicals	10	9

Total	668	640
Discontinued operations	164	172

	$832	$812

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

In millions	2011	2010
Beginning balance	$812	$818
Goodwill acquired during the year[1]	30	19
Impairment losses[2]	0	(7)
Goodwill related to sale of business unit[3]	0	(9)
Adjustments[4]	(10)	(9)

Ending balance	$832	$812

Accumulated impairment losses:
Beginning balance	$(7)	$0
Impairment losses[2]	0	(7)

Ending balance	$(7)	$(7)

[1]

Goodwill acquired in 2011 related to the company’s acquisition of a dispensing closures manufacturer during the fourth quarter of 2011. Goodwill acquired in 2010 related to the company’s acquisition of a trigger sprayer manufacturer during the fourth quarter of 2010. See Note Q for further discussion.

[2]

In connection with the company’s 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the C&OP segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.

[3]

In connection with the sale of the company’s Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.

[4]	Represents foreign currency translations and tax adjustments.

Schedule of Amortization Expense of Intangible Expense

Amortization expense relating to intangible assets subject to amortization for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Intangible amortization expense	$23	$21	$23

Future Estimated Amortization Expense of Intangible Assets

Based on the current carrying values of intangible assets subject to amortization, estimated amortization expense for the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Estimated intangible amortization expense	$24	$24	$23	$17	$16